UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Climate Change Fund
(Effective October 1, 2011 the Fund was renamed DWS Clean Technology Fund)
	Shares	Value ($)
Common Stocks 93.7%
Australia 2.4%
Incitec Pivot Ltd. (Cost $494,244)	152,520	616,412
Austria 3.0%
Verbund AG (Cost $767,347)	19,700	758,399
Brazil 1.0%
Sao Martinho SA (Cost $155,266)	17,500	250,314
Canada 7.5%
Agrium, Inc.	5,780	495,665
Potash Corp. of Saskatchewan, Inc.	8,750	507,325
Viterra, Inc.	85,160	906,124

(Cost $1,609,939)		1,909,114
China 0.5%
JinkoSolar Holding Co., Ltd. (ADR)* (a) (Cost $149,273)	7,350	120,613
France 3.1%
Saft Groupe SA	8,763	279,616
Suez Environnement Co.	30,600	513,052

(Cost $901,718)		792,668
Germany 5.8%
Elster Group SE (ADR)* (a)	16,750	288,100
Siemens AG (Registered)	5,680	584,600
SMA Solar Technology AG (a)	3,770	392,710
Wacker Chemie AG	1,485	215,806

(Cost $1,493,055)		1,481,216
Hong Kong 2.7%
China Everbright International Ltd.	364,000	126,610
GCL-Poly Energy Holdings Ltd.	280,000	124,445
Tianneng Power International Ltd.	738,973	434,269

(Cost $707,706)		685,324
India 0.9%
Oil & Natural Gas Corp., Ltd. (Cost $261,069)	41,350	237,874
Japan 5.8%
FANUC Corp.	3,160	527,318
JGC Corp.	13,000	370,199
Toyota Motor Corp.	16,150	580,026

(Cost $1,543,503)		1,477,543
Netherlands 3.4%
CNH Global NV* (b)	17,480	578,938
Koninklijke Boskalis Westminster NV	8,477	286,268
Wavin NV*	1,718	15,541

(Cost $822,727)		880,747
Norway 1.7%
Yara International ASA (Cost $383,320)	7,800	429,022
Spain 4.5%
Abengoa SA (a)	23,450	600,220
EDP Renovaveis SA*	39,200	235,308
Gamesa Corp. Tecnologica SA	54,672	329,352

(Cost $1,360,693)		1,164,880
Switzerland 2.4%
ABB Ltd. (Registered)*	19,600	417,210
Bucher Industries AG (Registered)	1,095	198,108

(Cost $539,644)		615,318
United Kingdom 4.7%
BG Group PLC	18,500	399,856
National Grid PLC	64,543	651,924
SIG PLC*	93,427	157,674

(Cost $1,171,485)		1,209,454
United States 44.3%
AGCO Corp.*	16,038	687,068
Archer-Daniels-Midland Co.	8,250	234,960
Badger Meter, Inc. (a)	7,300	255,719
Bunge Ltd. (a) (c)	4,600	297,666
Calgon Carbon Corp.* (a)	13,741	217,383
Capstone Turbine Corp.* (a)	124,155	148,986
Deltic Timber Corp. (a)	3,600	209,988
Energy Recovery, Inc.* (a)	31,640	80,998
EnerSys*	17,050	383,113
Flow International Corp.*	73,100	186,405
FMC Corp.	3,000	227,790
Franklin Electric Co., Inc. (a)	5,700	244,587
General Electric Co.	20,600	335,986
Hain Celestial Group, Inc.* (a)	13,740	434,596
Headwaters, Inc.* (a)	43,650	93,848
Intrepid Potash, Inc.* (a)	14,600	499,612
ITC Holdings Corp.	1,700	128,622
Johnson Controls, Inc. (a)	22,200	707,736
Layne Christensen Co.* (a)	10,800	303,156
Lindsay Corp. (a)	7,900	491,380
MasTec, Inc.*	31,600	701,520
Maxwell Technologies, Inc.* (a)	18,470	320,085
MYR Group, Inc.* (a)	26,420	551,121
Nalco Holding Co.	10,200	377,502
Pall Corp.	5,650	288,884
Pentair, Inc. (a)	5,690	195,281
Plum Creek Timber Co., Inc. (REIT) (a)	12,438	472,271
Power Integrations, Inc. (a)	9,235	296,813
Quanta Services, Inc.* (a)	27,470	527,149
Rockwood Holdings, Inc.*	6,250	318,750
The Mosaic Co.	2,695	191,695
Titan International, Inc. (a)	17,000	365,500
Veeco Instruments, Inc.*	9,210	334,876
Weyerhaeuser Co. (REIT)	11,455	206,534

(Cost $10,801,011)		11,317,580

Total Common Stocks (Cost $23,162,000)		23,946,478
Participatory Note 1.8%
India
Mahindra & Mahindra Ltd. (issuer Merrill Lynch International & Co.), Expiration Date 12/10/2015* (Cost $460,783)	28,570	457,958
Exchange-Traded Fund 1.0%
iShares FTSE A50 China Index ETF (Cost $264,086)	170,000	259,417
Securities Lending Collateral 28.3%
Daily Asset Fund Institutional, 0.13% (c) (d) (Cost $7,247,412)	7,247,412	7,247,412
Cash Equivalents 3.3%
Central Cash Management Fund, 0.09% (c) (Cost $833,806)	833,806	833,806

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,968,087) †	128.1	32,745,071
Other Assets and Liabilities, Net	(28.1)	(7,189,880)

Net Assets	100.0	25,555,191

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $32,934,696.  At August 31, 2011, net unrealized depreciation for all securities based on tax cost was $189,625.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,142,378 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,332,003.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $7,026,338, which is 27.5% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust

At August 31, 2011 the DWS Climate Change Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	10,218,507	41.9%
Materials	4,400,798	18.0%
Utilities	2,287,305	9.4%
Consumer Discretionary	2,179,989	8.9%
Consumer Staples	2,123,660	8.7%
Information Technology	1,877,642	7.7%
Financials	678,805	2.8%
Energy	637,730	2.6%
Total	24,404,436	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$616,412	$—	$616,412
Austria	—	758,399	—	758,399
Brazil	250,314	—	—	250,314
Canada	1,909,114	—	—	1,909,114
China	120,613	—	—	120,613
France	—	792,668	—	792,668
Germany	288,100	1,193,116	—	1,481,216
Hong Kong	—	685,324	—	685,324
India	—	237,874	—	237,874
Japan	—	1,477,543	—	1,477,543
Netherlands	578,938	301,809	—	880,747
Norway	—	429,022	—	429,022
Spain	—	1,164,880	—	1,164,880
Switzerland	—	615,318	—	615,318
United Kingdom	—	1,209,454	—	1,209,454
United States	11,317,580	—	—	11,317,580
Participatory Note	—	457,958	—	457,958
Exchange-Traded Fund	—	259,417	—	259,417
Short-Term Investments(e)	8,081,218	—	—	8,081,218
Total	$25,545,877	$10,199,194	$—	$32,745,071

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Clean Technology Fund (formerly DWS Climate Change Fund), a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011